Leases - Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturity of lease liabilities
Lease payments	$ 1,382	$ 355
Finance cost	(203)	(61)
Present value of lease liabilities	1,179	294	$ 208
Less than one year
Maturity of lease liabilities
Lease payments	349	121
One to two years
Maturity of lease liabilities
Lease payments	315	82
Two to three years
Maturity of lease liabilities
Lease payments	326	73
Three to four years
Maturity of lease liabilities
Lease payments	112	$ 79
Four to five years
Maturity of lease liabilities
Lease payments	112
More than five years
Maturity of lease liabilities
Lease payments	$ 168